Document and Entity Information	May 03, 2024
Cover [Abstract]
Entity Registrant Name	Apollo Asset Backed Credit Co LLC
Amendment Flag	false
Entity Central Index Key	0002000597
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 03, 2024
Entity Incorporation State Country Code	DE
Entity File Number	000-56622
Entity Tax Identification Number	93-3760466
Entity Address, Address Line One	9 West 57th Street
Entity Address, Address Line Two	42nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	515-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false